CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS (DEFICIT) /EQUITY ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Cumulative Effect Period of Adoption [Member] CNY (¥)	Ordinary Shares CNY (¥) shares	Ordinary Shares USD ($) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Accumulated Other Comprehensive Income CNY (¥)	Accumulated Other Comprehensive Income USD ($)	Accumulated Deficit CNY (¥)	Accumulated Deficit USD ($)	Accumulated Deficit Cumulative Effect Period of Adoption [Member] CNY (¥)	Noncontrolling Interests CNY (¥)	Noncontrolling Interests USD ($)
Balances at Dec. 31, 2017	¥ (14,319,064)			¥ 23		¥ 600,834		¥ 93,126		¥ (15,016,867)			¥ 3,820
Balances (ASC 606 [Member]) at Dec. 31, 2017			¥ 916,147									¥ 916,147
Balances (in shares) at Dec. 31, 2017 | shares				342,548,237	342,548,237
Net loss attributable to iQIYI, Inc.	(9,061,231)									(9,109,776)			48,545
Issuance of ordinary shares upon IPO and follow-on offering, and underwriters’ partial exercise of over-allotment option, net of issuance costs	14,836,310			¥ 58		14,836,252
Issuance of ordinary shares upon IPO and follow-on offering, and underwriters’ partial exercise of over-allotment option, net of issuance costs (in shares) | shares				942,525,675	942,525,675
Conversion of all outstanding redeemable convertible preferred shares to ordinary shares	22,900,654			¥ 234		22,900,420
Conversion of all outstanding redeemable convertible preferred shares to ordinary shares (in shares) | shares				3,728,823,500	3,728,823,500
Issuance of Class B ordinary shares pursuant to business cooperation agreement with Baidu	609,344			¥ 4		609,340
Issuance of Class B ordinary shares pursuant to business cooperation agreement with Baidu (in shares) | shares				36,860,691	36,860,691
Capital contribution from parent company pursuant to the traffic acquisition service contract termination (Note 9)	104,200					104,200
Equity component of convertible senior notes, net of issuance costs	361,571					361,571
Purchase of capped call	(464,825)					(464,825)
Exercise of share-based awards	71,001			¥ 2		70,999
Exercise of share-based awards (in shares) | shares				25,059,198	25,059,198
Accretion of redeemable convertible preferred shares	(298,990)									(298,990)
Other comprehensive income	1,786,864							1,786,820					44
Issuance of a subsidiary’s shares to noncontrolling interest holders	19,500					15,989							3,511
Accretion of redeemable noncontrolling interests	0
Contingent consideration classified as equity pursuant to the business combination	75,159					75,159
Acquisition of noncontrolling interests pursuant to the business combinations	62,712												62,712
Share-based compensation	556,211					556,211
Balances at Dec. 31, 2018	18,155,563			¥ 321		39,666,150		1,879,946		(23,509,486)			118,632
Balances (in shares) at Dec. 31, 2018 | shares				5,075,817,301	5,075,817,301
Net loss attributable to iQIYI, Inc.	(10,276,739)									(10,323,329)			46,590
Equity component of convertible senior notes, net of issuance costs	987,691					987,691
Purchase of capped call	(567,140)					(567,140)
Exercise of share-based awards	151,157			¥ 4		151,153
Exercise of share-based awards (in shares) | shares				59,699,220	59,699,220
Other comprehensive income	228,677							226,772					1,905
Issuance of a subsidiary’s shares to noncontrolling interest holders	6,750												6,750
Acquisition of noncontrolling interests in subsidiaries	(65,000)					(44,066)							(20,934)
Accretion of redeemable noncontrolling interests	(1,542)									(1,542)
Dividends paid and payable by a subsidiary	(90,547)												(90,547)
Deemed disposal of a subsidiary’s shares						20,020							(20,020)
Share-based compensation	1,084,520					1,084,520
Balances at Dec. 31, 2019	9,613,390			¥ 325		41,298,328		2,106,718		(33,834,357)			42,376
Balances (ASC 2016-13 [Member]) at Dec. 31, 2019			¥ (94,048)									¥ (94,048)
Balances (in shares) at Dec. 31, 2019 | shares				5,135,516,521	5,135,516,521
Net loss attributable to iQIYI, Inc.	(7,007,153)									(7,038,361)			31,208
Issuance of ordinary shares upon IPO and follow-on offering, and underwriters’ partial exercise of over-allotment option, net of issuance costs	4,451,969			¥ 18		4,451,951
Issuance of ordinary shares upon IPO and follow-on offering, and underwriters’ partial exercise of over-allotment option, net of issuance costs (in shares) | shares				280,000,000	280,000,000
Equity component of convertible senior notes, net of issuance costs	394,956					394,956
Exercise of share-based awards	193,102			¥ 5		193,097
Exercise of share-based awards (in shares) | shares				70,684,420	70,684,420
Other comprehensive income	433,399	$ 66,421						435,962					(2,563)
Issuance of a subsidiary’s shares to noncontrolling interest holders	9,609					(918)							10,527
Accretion of redeemable noncontrolling interests	(7,087)	(1,086)								(7,087)
Dividends paid and payable by a subsidiary	(22,563)												(22,563)
Share-based compensation	1,370,095					1,370,095
Others						(20,026)							20,026
Balances at Dec. 31, 2020	¥ 9,335,669	$ 1,430,754		¥ 348	$ 53	¥ 47,687,483	$ 7,308,427	¥ 2,542,680	$ 389,683	¥ (40,973,853)	$ (6,279,518)		¥ 79,011	$ 12,109
Balances (in shares) at Dec. 31, 2020 | shares				5,486,200,941	5,486,200,941